UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	Vanguard Windsor Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1:	Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (96.5%)[1]
Consumer Discretionary (13.9%)
	Home Depot, Inc.	6,509,400	168,854
*,2	Buck Holdings, LP, Private Placement Shares	89,488,365	133,669
	Virgin Media Inc.	12,387,800	129,453
	Comcast Corp. Special Class A	9,215,800	128,929
*	Toll Brothers, Inc.	5,767,200	112,806
[3]	MDC Holdings, Inc.	3,143,026	110,760
	Comcast Corp. Class A	7,253,500	107,787
	TJX Cos., Inc.	2,787,000	100,973
	VF Corp.	1,374,600	88,923
	Staples, Inc.	3,513,900	73,862
	Time Warner Inc.	2,191,700	58,431
	News Corp., Class A	5,420,000	55,989
	Lowe's Cos., Inc.	2,211,300	49,666
*	Viacom Inc. Class B	1,844,400	42,716
	Time Warner Cable Inc.	1,243,400	41,107
	J.C. Penney Co., Inc. (Holding Co.)	971,600	29,294
	Whirlpool Corp.	431,200	24,617
	CBS Corp.	2,983,300	24,433
	Limited Brands, Inc.	1,777,472	23,000
	D. R. Horton, Inc.	1,810,295	20,981
	Macy's Inc.	1,367,900	19,028
*	NVR, Inc.	18,904	11,364
	Magna International, Inc. Class A	214,200	10,916
	Pulte Homes, Inc.	643,300	7,314

			1,574,872
Consumer Staples (7.2%)
	Japan Tobacco, Inc.	40,910	118,220
	Bunge Ltd.	1,564,300	109,454
	Unilever NV	3,344,956	91,163
	The Kroger Co.	3,724,600	79,632
*,^	BRF - Brasil Foods SA ADR	1,544,300	68,134
	Wal-Mart Stores, Inc.	1,079,400	53,840
	Perdigao SA	1,977,700	43,460
	The Procter & Gamble Co.	729,900	40,517
	Archer-Daniels-Midland Co.	1,311,903	39,514
	Kraft Foods Inc.	1,191,200	33,759
	Altria Group, Inc.	1,902,100	33,344
	Sara Lee Corp.	2,737,400	29,126
	Coca-Cola Enterprises, Inc.	1,325,100	24,899
*	Marine Harvest	29,968,000	18,872
*	Smithfield Foods, Inc.	1,150,400	15,588
	Tyson Foods, Inc.	705,930	8,069
	Safeway, Inc.	331,850	6,282

			813,873
Energy (13.8%)
	Apache Corp.	1,942,000	163,031

*	Newfield Exploration Co.	3,937,200	154,850
	ExxonMobil Corp.	2,153,700	151,599
	Noble Energy, Inc.	1,999,800	122,228
	Baker Hughes Inc.	2,872,100	116,320
	BP PLC ADR	2,114,300	105,800
	Canadian Natural Resources Ltd. (New York Shares)	1,520,200	91,805
	EnCana Corp. (New York Shares)	1,544,438	82,859
	Chevron Corp.	961,600	66,802
*	Southwestern Energy Co.	1,588,300	65,803
	ConocoPhillips Co.	1,446,000	63,205
*	Weatherford International Ltd.	2,934,900	55,059
	Total SA ADR	978,700	54,465
	Devon Energy Corp.	922,232	53,572
	Occidental Petroleum Corp.	728,400	51,964
	Petroleo Brasileiro SA Series A ADR	1,378,800	46,466
	EOG Resources, Inc.	492,000	36,423
	Nexen, Inc.	1,450,000	30,174
*	Transocean Ltd.	237,601	18,934
	ENSCO International, Inc.	425,000	16,103
	Rowan Cos., Inc.	490,000	10,452
	Cimarex Energy Co.	239,608	8,573
	Petroleo Brasileiro SA ADR	133,400	5,501

			1,571,988
Exchange-Traded Funds (1.0%)
^,4	Vanguard Value ETF	1,689,100	72,125
[4]	Vanguard Total Stock Market ETF	892,000	44,466

			116,591
Financials (18.9%)
	Wells Fargo & Co.	12,048,500	294,706
	Ace Ltd.	5,794,600	284,283
	JPMorgan Chase & Co.	6,240,650	241,201
	The Goldman Sachs Group, Inc.	1,264,100	206,428
	Bank of America Corp.	12,509,700	185,018
	U.S. Bancorp	5,663,300	115,588
*	TD Ameritrade Holding Corp.	5,835,700	108,194
	Ameriprise Financial, Inc.	3,811,400	105,957
	PartnerRe Ltd.	1,341,500	92,013
	Invesco, Ltd.	4,247,754	83,893
	The Principal Financial Group, Inc.	3,256,100	77,170
	MetLife, Inc.	1,208,300	41,022
	SunTrust Banks, Inc.	1,931,600	37,666
	The Allstate Corp.	1,377,266	37,062
	Deutsche Bank AG	541,427	35,139
	Morgan Stanley	1,138,200	32,439
	XL Capital Ltd. Class A	2,128,900	29,975
	The Travelers Cos., Inc.	640,700	27,595
	Lincoln National Corp.	1,299,700	27,541
	Capital One Financial Corp.	618,400	18,985
	Torchmark Corp.	417,600	16,311
	The Hartford Financial Services Group Inc.	868,900	14,328
	Unum Group	715,315	13,426
	Genworth Financial Inc.	1,772,400	12,230

	BB&T Corp.	484,600	11,088

			2,149,258
Health Care (12.1%)
	Pfizer Inc.	17,324,500	275,979
	Merck & Co., Inc.	5,705,200	171,213
	Schering-Plough Corp.	4,911,409	130,202
	Cardinal Health, Inc.	3,650,500	121,562
	UnitedHealth Group Inc.	4,299,600	120,647
	CIGNA Corp.	3,858,100	109,570
	Covidien PLC	2,629,475	99,420
*	Amgen Inc.	1,477,400	92,057
	Medtronic, Inc.	2,418,100	85,649
*	Genzyme Corp.	950,600	49,327
	Wyeth	869,300	40,466
*	Laboratory Corp. of America Holdings	466,900	31,371
	Eli Lilly & Co.	678,800	23,683
	GlaxoSmithKline PLC ADR	435,000	16,656

			1,367,802
Industrials (7.7%)
*	Delta Air Lines Inc.	21,941,300	152,053
	General Electric Co.	7,518,300	100,745
	Deere & Co.	2,153,300	94,185
	Pentair, Inc.	3,424,000	93,544
	Dover Corp.	1,877,900	63,867
	Waste Management, Inc.	2,026,100	56,954
	Lockheed Martin Corp.	629,000	47,024
*	Ingersoll-Rand PLC	1,495,000	43,176
	FedEx Corp.	615,400	41,749
	Caterpillar, Inc.	935,000	41,196
	Northrop Grumman Corp.	792,000	35,307
*,^	Hertz Global Holdings Inc.	2,794,700	26,382
	Masco Corp.	1,600,000	22,288
	SPX Corp.	318,992	16,849
	Textron, Inc.	1,040,300	13,982
	Cooper Industries, Inc. Class A	393,115	12,953
	Raytheon Co.	241,600	11,343

			873,597
Information Technology (13.2%)
*	Cisco Systems, Inc.	10,689,500	235,276
*,3	Arrow Electronics, Inc.	8,008,550	206,380
	Microsoft Corp.	6,603,000	155,303
	Corning, Inc.	8,222,700	139,786
	Hewlett-Packard Co.	2,624,600	113,645
	Applied Materials, Inc.	6,337,200	87,453
	Accenture Ltd.	2,241,400	78,606
	Texas Instruments, Inc.	3,073,200	73,911
*	Flextronics International Ltd.	13,325,600	70,892
*	LAM Research Corp.	1,690,700	50,823
	Motorola, Inc.	6,674,600	47,790
*	Tyco Electronics Ltd.	1,946,665	41,795
*	Western Digital Corp.	1,253,131	37,907
	Nokia Corp. ADR	2,607,900	34,789
*	Dell Inc.	2,600,000	34,788
*	Symantec Corp.	1,902,300	28,401
*	SAIC, Inc.	1,333,600	24,125

	International Business Machines Corp.	151,500	17,866
	Intel Corp.	689,200	13,267

			1,492,803
Materials (3.8%)
*	Owens-Illinois, Inc.	3,504,500	118,943
	Rexam PLC	15,481,821	60,910
	Agrium, Inc.	1,316,100	60,790
	E.I. du Pont de Nemours & Co.	1,636,900	50,629
	Vale SA ADR	2,134,400	42,112
	Yara International ASA	1,217,300	37,819
	Syngenta AG ADR	630,400	28,948
	Eastman Chemical Co.	413,900	20,554
*	Rexam PLC Rights Exp. 8/18/09	5,266,116	7,565
	Sonoco Products Co.	83,600	2,214

			430,484
Telecommunication Services (2.5%)
	AT&T Inc.	5,588,417	146,584
*	Sprint Nextel Corp.	10,847,998	43,392
	Verizon Communications Inc.	1,208,200	38,747
	Vodafone Group PLC ADR	1,477,600	30,409
*	American Tower Corp. Class A	440,396	15,013
*	Crown Castle International Corp.	388,049	11,153

			285,298
Utilities (2.4%)
	Edison International	2,173,900	70,261
	Allegheny Energy, Inc.	1,908,700	48,118
	Northeast Utilities	1,881,500	43,293
	PG&E Corp.	877,000	35,405
	American Electric Power Co., Inc.	979,300	30,319
	NiSource, Inc.	1,700,200	21,916
	Alliant Energy Corp.	610,300	15,965
*	RRI Energy, Inc.	1,958,842	10,480

			275,757
Total Common Stocks (Cost $11,465,914)			10,952,323

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (4.4%)[1]
Money Market Fund (3.1%)
[5,6]	Vanguard Market Liquidity Fund	0.335%		355,238,458	355,238
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.0%)
	Banc of America Securities, LLC (Dated 7/31/09, Repurchase Value $113,102,000, collateralized by Federal National Mortgage Assn. 4.000%-6.000%, 12/1/34-8/1/39)	0.200%	8/3/09	113,100	113,100
U.S. Government and Agency Obligations (0.3%)
[7,8]	Federal Home Loan Mortgage Corp.	0.597%	8/24/09	30,000	29,998
Total Temporary Cash Investments (Cost $498,327)					498,336
Total Investments (100.9%) (Cost $11,964,241)					11,450,659
Other Assets and Liabilities-Net (-0.9%)[6]					(105,335)
Net Assets (100%)					11,345,324

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $67,490,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 2.3%, respectively, of net assets.

2	Restricted security represents 1.2% of net assets.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $70,469,000 of collateral received for securities on loan.
7	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
8	Securities with a value of $29,998,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published

Windsor Fund

prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $11,964,241,000. Net unrealized depreciation of investment securities for tax purposes was $513,582,000, consisting of unrealized gains of $1,360,644,000 on securities that had risen in value since their purchase and $1,874,226,000 in unrealized losses on securities that had fallen in value since their purchase.

Windsor Fund

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000
Futures Contracts	Expiration	Number of Long (Short Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation
S&P 500 Index	September 2009	898	220,998	12,900
S&P MidCap 400 Index	September 2009	40	12,536	872
E-mini S&P 500 Index	September 2009	35	1,723	4
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	October 31, 2008		Proceeds From		July 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Arrow Electronics, Inc.	148,768	12,945	23,344	-	206,380
Delta Air Lines Inc.	318,614	21,664	73,255	-	NA¹
MDC Holdings, Inc.	93,126	23,917	12,760	2,367	110,760
	560,508			2,367	317,140

¹Not applicable because at July 31, 2009, the security is still held but the issuer is no longer an affiliated company of the fund.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	10,453,930	364,724	133,669
Temporary Cash Investments	355,238	143,098	—
Futures Contracts—Assets[1]	570	—	—
Futures Contracts—Liabilities[1]	(17)	—	—
Total	10,809,721	507,822	133,669
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2009:

Investments in Securities ($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2008	94,849
Change in Unrealized Appreciation (Depreciation)	38,820
Balance as of July 31, 2009	133,669

Vanguard Windsor II Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (96.8%)[1]
Consumer Discretionary (5.7%)
	Carnival Corp.	17,255,300	482,976
[2]	Wyndham Worldwide Corp.	18,729,069	261,271
	Comcast Corp. Special Class A	18,175,340	254,273
[2]	Service Corp. International	25,080,100	158,506
	CBS Corp.	14,723,600	120,586
	Mattel, Inc.	6,320,809	111,120
	The Gap, Inc.	5,110,760	83,408
*	Starbucks Corp.	3,101,800	54,902
	Lowe's Cos., Inc.	2,359,900	53,003
	Home Depot, Inc.	1,643,729	42,638
	J.C. Penney Co., Inc. (Holding Co.)	1,186,600	35,776
	Tiffany & Co.	1,039,000	30,993
*	Interpublic Group of Cos., Inc.	2,630,300	13,704
	Limited Brands, Inc.	694,500	8,987
	Whirlpool Corp.	122,086	6,970
	News Corp., Class A	667,421	6,895
	NIKE, Inc. Class B	117,150	6,635
*	Ford Motor Co.	815,600	6,525
*	DISH Network Corp.	357,400	6,058
	Time Warner Cable Inc.	161,300	5,333
	H & R Block, Inc.	274,500	4,581
	The Walt Disney Co.	178,100	4,474
	Pulte Homes, Inc.	305,400	3,472
	Time Warner Inc.	119,999	3,199
	Darden Restaurants Inc.	93,000	3,012
	WABCO Holdings Inc.	152,607	2,901
	D. R. Horton, Inc.	224,400	2,601
	Ross Stores, Inc.	58,900	2,597

			1,777,396
Consumer Staples (10.7%)
	Imperial Tobacco Group ADR	13,840,000	793,309
	Philip Morris International Inc.	16,826,800	784,129
	Diageo PLC ADR	8,768,500	546,979
	Altria Group, Inc.	14,619,549	256,281
	Walgreen Co.	5,294,900	164,407
	Molson Coors Brewing Co. Class B	3,036,400	137,276
	Kimberly-Clark Corp.	2,204,877	128,875
	Campbell Soup Co.	2,715,600	84,265
	The Coca-Cola Co.	1,481,699	73,848
	Wal-Mart Stores, Inc.	1,327,100	66,196
	Kraft Foods Inc.	2,330,801	66,055
	CVS Caremark Corp.	1,610,580	53,922
	The Kroger Co.	2,280,400	48,755
	The Procter & Gamble Co.	795,356	44,150
	Safeway, Inc.	2,047,800	38,765
	Lorillard, Inc.	285,600	21,054
	Sysco Corp.	373,500	8,874
	Archer-Daniels-Midland Co.	249,800	7,524

	Coca-Cola Enterprises, Inc.	338,700	6,364
	ConAgra Foods, Inc.	207,756	4,078
*	Dr. Pepper Snapple Group, Inc.	153,000	3,765

			3,338,871
Energy (10.9%)
	Occidental Petroleum Corp.	11,081,466	790,552
	ConocoPhillips Co.	14,265,657	623,552
[2]	Spectra Energy Corp.	32,337,100	593,709
	BP PLC ADR	8,966,000	448,659
	ExxonMobil Corp.	3,408,794	239,945
	Chevron Corp.	2,159,229	150,002
	Apache Corp.	1,201,070	100,830
	Marathon Oil Corp.	2,087,300	67,315
	Royal Dutch Shell PLC ADR Class B	1,253,800	65,862
	BJ Services Co.	4,611,300	65,388
	EOG Resources, Inc.	793,700	58,758
	Massey Energy Co.	2,204,885	58,650
	Devon Energy Corp.	768,740	44,656
	El Paso Corp.	4,088,850	41,134
	Valero Energy Corp.	1,716,100	30,890
*	Pride International, Inc.	262,400	6,578
*	National Oilwell Varco Inc.	133,659	4,804
	Tesoro Corp.	230,656	3,019
	ENSCO International, Inc.	65,100	2,467
	Anadarko Petroleum Corp.	46,400	2,236
	Tidewater Inc.	49,000	2,205
	Sunoco, Inc.	58,100	1,434
	Rowan Cos., Inc.	58,600	1,250
	Murphy Oil Corp.	12,500	727

			3,404,622
Exchange-Traded Funds (0.8%)
[3]	Vanguard Total Stock Market ETF	3,197,800	159,411
^,3	Vanguard Value ETF	2,511,200	107,228

			266,639
Financials (15.4%)
	JPMorgan Chase & Co.	26,326,350	1,017,513
	Wells Fargo & Co.	30,177,992	738,154
	Bank of America Corp.	37,854,147	559,863
	American Express Co.	17,087,900	484,100
	PNC Financial Services Group	10,880,213	398,869
	Capital One Financial Corp.	9,531,200	292,608
	XL Capital Ltd. Class A	14,715,000	207,187
*	SLM Corp.	21,128,300	187,831
	Citigroup Inc.	35,379,426	112,153
	The Travelers Cos., Inc.	2,483,900	106,982
	Bank of New York Mellon Corp.	3,519,480	96,223
	Ameriprise Financial, Inc.	3,237,700	90,008
	Public Storage, Inc. REIT	965,529	70,068
	MetLife, Inc.	2,034,586	69,074
	PartnerRe Ltd.	856,500	58,747
	Morgan Stanley	1,643,185	46,831
	Ace Ltd.	717,080	35,180
	Charles Schwab Corp.	1,624,300	29,026

	The Allstate Corp.	896,900	24,136
	Prudential Financial, Inc.	492,300	21,794
	The Goldman Sachs Group, Inc.	131,906	21,540
	KeyCorp	2,606,182	15,064
	Genworth Financial Inc.	1,742,500	12,023
	U.S. Bancorp	554,869	11,325
	Comerica, Inc.	437,500	10,430
	The Chubb Corp.	203,480	9,397
	BB&T Corp.	388,840	8,897
	Unum Group	390,400	7,328
*	Progressive Corp. of Ohio	454,800	7,086
	SunTrust Banks, Inc.	356,200	6,946
	State Street Corp.	137,400	6,911
	New York Community Bancorp, Inc.	609,800	6,671
	Torchmark Corp.	137,500	5,371
	Hudson City Bancorp, Inc.	346,600	4,873
	AFLAC Inc.	112,900	4,274
	Simon Property Group, Inc. REIT	75,958	4,232
	Annaly Capital Management Inc. REIT	167,000	2,814
	Federated Investors, Inc.	106,200	2,754
	American Financial Group, Inc.	101,956	2,487
	Plum Creek Timber Co. Inc. REIT	73,200	2,290
	Health Care Inc. REIT	51,300	2,055
	Nationwide Health Properties, Inc. REIT	64,303	1,866
	Aon Corp.	46,300	1,826
	Host Hotels & Resorts Inc. REIT	200,499	1,820
	Rayonier Inc. REIT	42,900	1,673
	Duke Realty Corp. REIT	174,800	1,659
	Hospitality Properties Trust REIT	102,200	1,614
*	The St. Joe Co.	51,000	1,436
*	Arch Capital Group Ltd.	14,300	889
	Equity Residential REIT	27,000	648
	M & T Bank Corp.	10,400	606
	Vornado Realty Trust REIT	9,059	462
	Boston Properties, Inc. REIT	8,600	455
	ProLogis REIT	43,600	383
	HCP, Inc. REIT	8,500	219
	Raymond James Financial, Inc.	8,000	164
	HCC Insurance Holdings, Inc.	6,200	156
	Liberty Property Trust REIT	4,500	125
	Avalonbay Communities, Inc. REIT	2,100	122
	Ventas, Inc. REIT	2,600	92
[4]	Washington Mutual Inc.	5,856,328	58

			4,817,388
Health Care (13.3%)
	Bristol-Myers Squibb Co.	38,755,100	842,536
	Pfizer Inc.	45,447,200	723,974
	Wyeth	13,013,100	605,760
[2]	Quest Diagnostics, Inc.	9,593,300	523,986
*	WellPoint Inc.	6,773,400	356,552
	Johnson & Johnson	4,818,700	293,411
	Baxter International, Inc.	3,345,300	188,575
	UnitedHealth Group Inc.	4,036,701	113,270
	Merck & Co., Inc.	2,767,500	83,053

*	Gilead Sciences, Inc.	1,450,600	70,978
	Medtronic, Inc.	1,837,700	65,091
	Schering-Plough Corp.	2,052,000	54,398
	Becton, Dickinson & Co.	813,200	52,980
*	Thermo Fisher Scientific, Inc.	998,300	45,203
	Covidien PLC	960,100	36,301
*	Amgen Inc.	542,910	33,829
	Abbott Laboratories	747,600	33,634
	Eli Lilly & Co.	690,300	24,085
*	Zimmer Holdings, Inc.	291,100	13,565
	AmerisourceBergen Corp.	313,000	6,172
*	Forest Laboratories, Inc.	224,700	5,804
*	Mylan Inc.	350,200	4,619
*	Community Health Systems, Inc.	160,291	4,539
*	Hospira, Inc.	10,300	396

			4,182,711
Industrials (13.9%)
	Illinois Tool Works, Inc.	16,025,700	649,842
	Honeywell International Inc.	18,532,900	643,092
	Raytheon Co.	12,505,800	587,147
[2]	Cooper Industries, Inc. Class A	16,884,819	556,355
[2]	ITT Industries, Inc.	10,843,820	535,685
	General Electric Co.	36,963,510	495,311
	United Parcel Service, Inc.	1,544,680	82,996
	Dover Corp.	2,301,600	78,277
	Deere & Co.	1,584,900	69,324
	Republic Services, Inc. Class A	2,578,400	68,585
	United Technologies Corp.	1,036,700	56,469
*	Corrections Corp. of America	3,129,200	54,010
	Parker Hannifin Corp.	1,133,600	50,196
	Union Pacific Corp.	838,900	48,254
	CSX Corp.	975,230	39,126
	ABB Ltd. ADR	2,108,280	38,539
	FedEx Corp.	561,700	38,106
	Northrop Grumman Corp.	793,276	35,364
	Tyco International Ltd.	1,053,775	31,845
	Cummins Inc.	739,800	31,819
*	Foster Wheeler AG	1,187,500	27,431
	Rockwell Collins, Inc.	641,060	27,053
	PACCAR, Inc.	759,300	26,310
	Embraer-Empresa Brasileira de Aeronautica SA ADR	1,096,700	21,375
	The Boeing Co.	219,700	9,427
	Norfolk Southern Corp.	194,900	8,429
	Waste Management, Inc.	260,872	7,333
	Goodrich Corp.	131,400	6,749
*	URS Corp.	117,500	5,945
	3M Co.	60,300	4,252
	Joy Global Inc.	107,501	3,997
	General Dynamics Corp.	60,900	3,373
	Pitney Bowes, Inc.	9,300	192
	SPX Corp.	3,400	180

			4,342,388
Information Technology (14.6%)
	International Business Machines Corp.	8,705,650	1,026,657

	Microsoft Corp.	34,395,400	808,980
	Hewlett-Packard Co.	18,647,750	807,448
	Intel Corp.	35,284,200	679,221
	Nokia Corp. ADR	31,822,100	424,507
*	Cisco Systems, Inc.	8,588,760	189,039
	Oracle Corp.	7,270,760	160,902
*	eBay Inc.	4,847,600	103,011
*	Symantec Corp.	4,734,600	70,688
	Analog Devices, Inc.	2,400,700	65,707
	Applied Materials, Inc.	4,478,100	61,798
	CA, Inc.	2,844,428	60,131
*	Google Inc.	111,420	49,365
*	Tyco Electronics Ltd.	1,708,075	36,672
*	Alcatel-Lucent ADR	2,744,800	7,576
*	Computer Sciences Corp.	153,000	7,370
*	NCR Corp.	468,200	6,058
	Xilinx, Inc.	171,100	3,711
*	Micron Technology, Inc.	522,400	3,338
*	Ingram Micro, Inc. Class A	69,400	1,167
*	Lexmark International, Inc.	36,800	533

			4,573,879
Materials (2.2%)
	E.I. du Pont de Nemours & Co.	11,186,600	346,002
	Ball Corp.	2,265,463	109,558
	Air Products & Chemicals, Inc.	1,272,500	94,928
	Agrium, Inc.	663,280	30,637
	Praxair, Inc.	379,740	29,688
	Newmont Mining Corp. (Holding Co.)	630,000	26,050
	PPG Industries, Inc.	422,200	23,221
	Alcoa Inc.	1,419,200	16,690
	FMC Corp.	133,600	6,498
	Dow Chemical Co.	256,300	5,426
	Eastman Chemical Co.	102,200	5,075
*	Pactiv Corp.	147,400	3,712
	United States Steel Corp.	71,600	2,846
*	Owens-Illinois, Inc.	52,000	1,765
	Sonoco Products Co.	32,800	869

			702,965
Telecommunication Services (3.4%)
	Verizon Communications Inc.	16,584,854	531,876
	AT&T Inc.	18,821,121	493,678
	Vodafone Group PLC ADR	1,645,800	33,870
	Qwest Communications International Inc.	733,100	2,830
	Windstream Corp.	248,300	2,178
	CenturyTel, Inc.	50,646	1,590
*	Sprint Nextel Corp.	384,800	1,539
	FairPoint Communications, Inc.	464,249	274

			1,067,835
Utilities (5.9%)
	Dominion Resources, Inc.	12,801,900	432,704
	Duke Energy Corp.	24,025,400	371,913
[2]	Constellation Energy Group, Inc.	11,031,200	316,595
[2]	CenterPoint Energy Inc.	22,451,300	270,538

	Entergy Corp.	2,503,500	201,106
	Exelon Corp.	1,638,735	83,346
	American Electric Power Co., Inc.	1,958,800	60,644
	FPL Group, Inc.	528,300	29,939
	Edison International	711,500	22,996
	Public Service Enterprise Group, Inc.	283,400	9,196
	Sempra Energy	160,700	8,426
	UGI Corp. Holding Co.	239,600	6,335
	PG&E Corp.	148,400	5,991
*	AES Corp.	414,200	5,298
	NiSource, Inc.	361,600	4,661
	CMS Energy Corp.	260,900	3,376
	NSTAR	62,700	2,013

FirstEnergy Corp.	43,400	1,788
Southern Co.	6,364	200

		1,837,065
Total Common Stocks (Cost $32,361,165)		30,311,759

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (3.3%)[1]
Money Market Fund (3.0%)
[5,6]	Vanguard Market Liquidity Fund	0.335%		935,319,000	935,319
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.3%)
[7,8]	Federal Home Loan Mortgage Corp.	0.597%	8/24/09	31,500	31,498
[7,8]	Federal Home Loan Mortgage Corp.	0.592%	8/26/09	25,000	24,998
[7,8]	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	20,000	19,996
[7,8]	Federal National Mortgage Assn.	0.451%	8/26/09	7,000	6,999

					83,491
Total Temporary Cash Investments (Cost $1,018,788)					1,018,810
Total Investments (100.1%) (Cost $33,379,953)					31,330,569
Other Assets and Liabilities-Net (-0.1%)[6]					(30,274)
Net Assets (100%)					31,300,295

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $17,080,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.9% and 1.2%, respectively, of net assets.

2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Restricted security represents 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $17,600,000 of collateral received for securities on loan.

7	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
8	Securities with a value of $83,491,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Windsor II Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $33,379,953,000. Net unrealized depreciation of investment securities for tax purposes was $2,049,384,000, consisting of unrealized gains of $4,727,929,000 on securities that had risen in value since their purchase and $6,777,313,000 in unrealized losses on securities that had fallen in value since their purchase.

Windsor II Fund

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2009	1,941	477,680	24,703
E-mini S&P 500 Index	September 2009	3,333	164,050	1,566
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Windsor II Fund

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	October 31, 2008		Proceeds From		July 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	215,552	45,703	7,896	11,335	270,538
Constellation Energy Group, Inc.	NA1	176,004	-	6,738	316,595
Cooper Industries, Inc. Class A	393,823	113,515	1,455	11,625	556,355
ITT Industries, Inc.	406,361	68,719	-	6,143	535,685
Quest Diagnostics, Inc.	NA1	191,809	59,748	2,642	523,986
Service Corp. International	173,053	-	-	3,010	158,506
Sherwin-Williams Co.	402,433	-	386,164	4,194	-
Spectra Energy Corp.	625,076	-	-	24,253	593,709
Wyndham Worldwide Corp.	145,592	7,036	2,213	2,250	261,271

	2,361,890			72,190	3,216,645

1 Not applicable because at October 31, 2008, the issuer was not an affiliated company of the fund.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	30,311,700	-	59
Temporary Cash Investments	935,319	83,491	-
Futures Contracts—Assets[1]	1,592	-	-
Futures Contracts—Liabilities[1]	(105	-	-
Total	31,248,506	83,491	59
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2009:

Investments in Common Stocks ($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2008	-
Transfers in and/or out of Level 3	59
Balance as of July 31, 2009	59

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	September 18, 2009

VANGUARD WINDSOR FUNDS

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	September 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.